Related Party (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Director [Member]
Related Party Transaction [Line Items]
Compensation paid	¥ 24,860	¥ 25,774